Financial Risk Management - Breakdown of the Group's main monetary net assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
U.S. Dollar / Argentine Peso
Breakdown of the Group's main monetary net assets and liabilities
Net assets and liabilities	$ (587,955)	$ (466,240)
U.S. Dollar / Armenian Dram
Breakdown of the Group's main monetary net assets and liabilities
Net assets and liabilities	14,847	(16,565)
Euro / Armenian Dram
Breakdown of the Group's main monetary net assets and liabilities
Net assets and liabilities	4,637	9,267
Euro / Argentine Peso
Breakdown of the Group's main monetary net assets and liabilities
Net assets and liabilities	$ (1,151)	$ (11,932)